Risk Management Section - Changes in gross carrying amounts and loan loss provision - Additional information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Financial assets	€ 971,591	€ 878,985
Stage 2 [member] | Transportation, Logistics and Automotive [Member]
Disclosure of credit risk exposure [line items]
Percentage of gross carrying amount	12.00%
Stage 2 [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Percentage of gross carrying amount	9.00%
Stage 2 [member] | Real Estate Market [Member]
Disclosure of credit risk exposure [line items]
Percentage of gross carrying amount	9.00%
Stage 2 [member] | Food, Beverages & Personal Care [Member]
Disclosure of credit risk exposure [line items]
Percentage of gross carrying amount	8.00%
-Loans [member] | Gross carrying amount [member] | Management adjustments [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Financial assets	€ 45
-Loans [member] | Gross carrying amount [member] | Management adjustments [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Financial assets	15
-Loans [member] | Gross carrying amount [member] | Oil price volatility [Member] | Management adjustments [Member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	90
Financial assets	30
-Loans [member] | Gross carrying amount [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	21,600
Financial assets		41,100
Forborne assets	3,300
-Loans [member] | Gross carrying amount [member] | Stage 2 [member] | Transportation, Logistics and Automotive [Member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	4,700
-Loans [member] | Gross carrying amount [member] | Stage 2 [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Increase (Decrease) Of Forborne Assets	2,100
-Loans [member] | Gross carrying amount [member] | Stage 2 [member] | Real Estate Market [Member]
Disclosure of credit risk exposure [line items]
Increase (Decrease) Of Forborne Assets	2,000
-Loans [member] | Gross carrying amount [member] | Stage 2 [member] | Food, Beverages & Personal Care [Member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	1,700
-Loans [member] | Gross carrying amount [member] | Stage 3: Lifetime Expected Credit Losses [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	2,500
Financial assets		€ 10,900
-Loans [member] | Gross carrying amount [member] | Stage 3: Lifetime Expected Credit Losses [member] | Definition of default [Member]
Disclosure of credit risk exposure [line items]
Increase (Decrease) Of Forborne Assets	1,000
-Loans [member] | Gross carrying amount [member] | Wholesale Banking [member] | Stage 2 [member] | Watchlist trigger [Member]
Disclosure of credit risk exposure [line items]
Financial assets	4,000
-Loans [member] | Gross carrying amount [member] | Wholesale Banking [member] | Stage 2 [member] | Significant LT PD trigger [Member]
Disclosure of credit risk exposure [line items]
Financial assets	8,400
-Loans [member] | Provisions [member] | Stage 1 [member] | Worsened macro-economic outlook [Member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	182
-Loans [member] | Provisions [member] | Stage 2 [member] | Worsened macro-economic outlook [Member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	354
-Loans [member] | Provisions [member] | Stage 3: Lifetime Expected Credit Losses [member] | Worsened macro-economic outlook [Member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	€ 522